Goodwill (Tables)	6 Months Ended	11 Months Ended
	Oct. 31, 2015	Apr. 30, 2015
Goodwill [Abstract]
Schedule Of Goodwill By Reportable Segment

(in millions)	License	Maintenance	Consulting	Total

Balance, April 30, 2015	$931.5	$2,851.7	$262.6	$4,045.8
Goodwill acquired	336.5	-	33.4	369.9
Currency translation effect	(10.2)	(36.3)	(3.2)	(49.7)
Balance, October 31, 2015	$1,257.8	$2,815.4	$292.8	$4,366.0

(in millions)	License	Maintenance	Consulting	Total
Balance, May 31, 2013	$849.6	$3,012.9	$277.3	$4,139.8
Goodwill acquired	114.8	0.5	-	115.3
Currency translation effect	14.7	43.1	4.3	62.1
Balance, May 31, 2014	979.1	3,056.5	281.6	4,317.2
Goodwill acquired	11.9	6.3	-	18.2
Currency translation effect	(59.5)	(211.1)	(19.0)	(289.6)
Balance, April 30, 2015	$931.5	$2,851.7	$262.6	$4,045.8